UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5968

John Hancock Municipal Series Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock MUTUAL FUNDS

John Hancock Tax-Free Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

2.28.2011

John Hancock Tax-Free Bond Fund
As of 2-28-11 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Municipal Bonds 98.37%				$444,518,824

(Cost $427,347,920)

Alabama 0.45%				2,027,560

Birmingham Special Care Facilities Financing Authority
Childrens Hospital	6.125	06/01/34	$2,000,000	2,027,560

Arizona 0.44%				1,984,652

Arizona Health Facilities Authority
Phoenix Memorial Hospital (H)	8.200	06/01/21	2,150,000	22
Maricopa County Pollution Control Corp.
El Paso Electric Compay Project, Series B	7.250	04/01/40	1,000,000	1,085,130
Phoenix Civic Improvement Corp. District, Series B
(Zero Coupon steps up to 5.500% on 7-1-13) (D)	Zero	07/01/28	1,000,000	899,500

California 16.71%				75,493,045

Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls	Zero	01/15/25	5,000,000	1,693,200
Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity, Series A	Zero	01/01/19	30,000,000	23,624,700
M-S-R Energy Authority
Natural Gas Revenue, Series B	7.000	11/01/34	2,500,000	2,746,275
Madera County Certificates of Participation (D)	6.500	03/15/15	13,185,000	13,962,388
San Bernardino County
Medical Center Financial Project, Series B (D)	5.500	08/01/17	8,195,000	8,436,589
San Bernardino County
Medical Center Financing Project	5.500	08/01/22	2,500,000	2,585,225
San Diego Redevelopment Agency
City Heights, Series A	5.750	09/01/23	25,000	23,250
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity	Zero	01/01/14	5,000,000	4,813,800
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity	Zero	01/01/17	4,900,000	4,269,958
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity	Zero	01/01/20	2,000,000	1,490,940
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Series A	5.650	01/15/17	10,000,000	9,600,500
Santa Ana Financing Authority
Police Administration & Holdings Facility, Series A (D)	6.250	07/01/19	2,000,000	2,246,220

Colorado 3.58%				16,162,765

Colorado Springs Utilities Revenue, Series C	5.250	11/15/42	2,825,000	2,849,719
Denver, Colorado City & County Airport Revenue, Series A	5.250	11/15/36	5,000,000	4,909,600
Northwest Parkway Public Highway Authority
Highway Revenue Tolls, Prerefunded to 06-15-11, Series D	7.125	06/15/41	2,865,000	2,974,386
Public Authority for Colorado Energy
Natural Gas Revenue	6.250	11/15/28	3,500,000	3,594,640
Regional Transportation District
Denver Transit Partners	6.000	01/15/41	2,000,000	1,834,420

Connecticut 0.67%				3,043,680

Connecticut State Health & Educational Facility Authority
Yale University, Series Z3	5.050	07/01/42	3,000,000	3,043,680

District of Columbia 3.16%				14,275,547

District of Columbia	6.500	05/15/33	5,000,000	4,828,700

1

John Hancock Tax-Free Bond Fund
As of 2-28-11 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

District of Columbia (continued)

Metropolitan Washington DC Airports Authority
Highway Revenue Tolls (D)	Zero	10/01/33	$6,565,000	$1,465,177
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls (D)	Zero	10/01/35	6,470,000	1,223,024
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls (D)	Zero	10/01/36	7,250,000	1,271,288
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series A	5.250	10/01/44	4,500,000	4,249,530
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series C (Zero Coupon Steps up
to 6.500% on 10-1-16) (D)	Zero	10/01/41	1,750,000	1,237,828

Florida 5.66%				25,579,385

Bonnet Creek Resort Community Development District	7.250	05/01/18	1,000,000	911,220
Bonnet Creek Resort Community Development District	7.375	05/01/34	1,500,000	1,240,395
Capital Projects Finance Authority
College & University Revenue, Series G	9.125	10/01/11	690,000	602,715
Capital Trust Agency
Seminole Tribe Convention, Prerefunded to 10-1-12, Series
A (S)	8.950	10/01/33	3,000,000	3,435,300
Crossings at Fleming Island Community Development District
Recreations Facilities Improvements, Series C	7.100	05/01/30	1,000,000	959,520
Hernando County, Criminal Justice (D)	7.650	07/01/16	500,000	590,460
JEA Electric System Revenue, Series Three - D-2	5.000	10/01/38	7,000,000	6,795,740
Miami-Dade County Aviation Revenue
Miami International Airport , Series A-1	5.375	10/01/41	650,000	601,887
Miami-Dade County Aviation Revenue
Miami International Airport, Series A	5.500	10/01/36	3,250,000	3,099,818
Orange County School Board
School Improvements, Series A (D)	Zero	08/01/13	5,000,000	4,784,500
Orlando Utilities Commission
Electric, Power & Light Revenues, Escrowed to Maturity,
Series D	6.750	10/01/17	2,200,000	2,557,830

Georgia 2.48%				11,226,105

Atlanta Tax Allocation
Eastside Project, Series B	5.600	01/01/30	1,000,000	922,290
Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Escrowed to Maturity,
Series Y (D)	6.500	01/01/17	145,000	168,241
Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Escrowed to Maturity,
Series Z (D)	5.500	01/01/20	150,000	168,302
Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Prerefunded to 1-1-14,
Series 2005 (D)	6.500	01/01/17	60,000	69,277
Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Series BB	5.700	01/01/19	955,000	1,062,418
Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Series C (D)	5.700	01/01/19	4,765,000	5,268,327
Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Series EE (D)	7.250	01/01/24	2,000,000	2,525,120
Monroe County Development Authority
Oglethorpe Power Corp., Series A	6.800	01/01/12	1,000,000	1,042,130

2

John Hancock Tax-Free Bond Fund
As of 2-28-11 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Illinois 3.81%				$17,218,889

Chicago Board of Education, Series A (D)	5.500	12/01/30	$3,650,000	3,711,466
Chicago Tax Increment Revenue
Pilsen Redevelopment, Series B	6.750	06/01/22	3,000,000	2,992,560
Illinois Development Finance Authority
Edison Project (D)	5.850	01/15/14	3,000,000	3,244,140
Illinois Finance Authority
Rush University Medical Center, Series A	7.250	11/01/38	1,500,000	1,592,040
Lake County Community Consolidated School
District No: 24 (D)	Zero	01/01/22	2,440,000	1,307,230
Round Lake Lakewood Grove Special Service Area No: 1
Prerefunded to 3-1-13	6.700	03/01/33	1,000,000	1,117,140
Will County Community Unit School District No: 365 (D)	Zero	11/01/21	5,780,000	3,254,313

Indiana 0.68%				3,089,730

Indiana Finance Authority
Duke Energy, Series B	6.000	08/01/39	3,000,000	3,089,730

Kentucky 1.42%				6,406,187

Kentucky Economic Development Finance Authority
Louisville Arena, Series A-1 (D)	6.000	12/01/33	1,000,000	1,031,900
Kentucky Economic Development Finance Authority
Norton Healthcare, Prerefunded to 10-1-13, Series C (D)	6.100	10/01/21	1,770,000	2,023,517
Kentucky Economic Development Finance Authority
Norton Healthcare, Series C (D)	6.100	10/01/21	3,230,000	3,350,770

Louisiana 0.91%				4,101,645

Louisiana Local Government Environmental Facilities
Westlake Chemical Corp. Projects	6.750	11/01/32	2,500,000	2,574,900
Louisiana Local Government Environmental Facilities
Westlake Chemical Corp. Projects., Series A	6.500	11/01/35	1,500,000	1,526,745

Massachusetts 8.41%				38,012,699

Commonwealth of Massachusetts, Series C (D)	5.500	12/01/24	8,000,000	9,390,720
Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A-2	Zero	07/01/26	13,595,000	6,344,379
Massachusetts Development Finance Agency
Harvard University Series B	5.000	10/15/40	2,500,000	2,559,375
Massachusetts Health & Educational Facilities Authority
Civic Investments, Prerefunded to 12-15-12 Series B	9.200	12/15/31	3,500,000	4,077,150
Massachusetts Health & Educational Facilities Authority
Partners HealthCare, Series C	5.750	07/01/32	85,000	85,428
Massachusetts State Department of Transportation
Highway Revenue Tolls	5.000	01/01/37	5,000,000	4,689,650
Massachusetts Water Pollution Abatement, Series A	6.375	02/01/15	75,000	75,373
Massachusetts Water Resources Authority
Water Revenue, Series A	5.000	08/01/40	10,775,000	10,790,624

Michigan 0.25%				1,118,330

Detroit Water Supply System Revenue
Water Revenue, Second Lien, Series B (D)	7.000	07/01/36	1,000,000	1,118,330

Missouri 0.66%				2,970,208

Fenton Tax Increment Revenue
Public Improvements, Prerefunded to 10-1-11	7.000	10/01/21	955,000	999,608
Missouri State Health & Educational Facilities Authority
Children's Mercy Hospital	5.625	05/15/39	2,000,000	1,970,600

3

John Hancock Tax-Free Bond Fund
As of 2-28-11 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Nebraska 2.26%				$10,209,250

Central Plains Energy Project Revenue
Natural Gas Revenue, Series A	5.250	12/01/20	$4,970,000	4,869,010
Nebraska Public Power District (D)	5.000	01/01/41	4,000,000	3,956,880
Omaha Public Power District
Electric, Power & Light Revenues, Escrowed to Maturity,
Series B	6.200	02/01/17	1,200,000	1,383,360

New Hampshire 0.28%				1,270,300

New Hampshire Health & Education Facilities Authority
Exeter Project	6.000	10/01/24	1,250,000	1,270,300

New Jersey 4.67%				21,087,608

New Jersey State Turnpike Authority
Highway Revenue Tolls, Series I	5.000	01/01/35	3,750,000	3,642,938
New Jersey State Turnpike Authority, Series E	5.250	01/01/40	4,500,000	4,466,610
Tobacco Settlement Financing Corp.
Prerefunded to 6-1-13	6.250	06/01/43	4,000,000	4,477,560
Tobacco Settlement Financing Corp.
Prerefunded to 6-1-13	6.750	06/01/39	5,000,000	5,652,700
Tobacco Settlement Financing Corp., Series 1A	4.500	06/01/23	3,420,000	2,847,800

New York 13.83%				62,484,920

Brooklyn Arena Local Development Corp.
Barclays Center Project	6.000	07/15/30	2,500,000	2,421,950
Brooklyn Arena Local Development Corp.
Barclays Center Project	6.250	07/15/40	1,000,000	972,420
Long Island Power Authority
Electric, Power & Light Revenues, Series C (D)	5.250	09/01/29	2,000,000	2,067,240
New York City Industrial Development Agency
7 World Trade Center, Series A	6.250	03/01/15	2,000,000	1,999,980
New York City Industrial Development Agency
Terminal One Group Association Project AMT (P)	5.500	01/01/24	1,500,000	1,497,150
New York City Municipal Water Finance Authority
Water Revenue, Series 2009-EE	5.250	06/15/40	5,000,000	5,039,750
New York City Municipal Water Finance Authority
Water Revenue, Series GG-1	5.000	06/15/39	8,000,000	7,856,720
New York City Transitional Finance Authority
Government Fund/Grant Revenue, Series S-4	5.500	01/15/39	2,995,000	3,052,294
New York City Transitional Finance Authority
Income Tax Revenue, Series A (Zero Coupon steps up to
14.000% on 11-1-11)	Zero	11/01/29	5,000,000	4,948,800
New York City Transitional Finance Authority
Income Tax Revenue, Series S-3	5.250	01/15/39	3,000,000	3,020,970
New York City Transitional Finance Authority
Income Tax Revenue, Series S-3	5.375	01/15/34	2,000,000	2,036,500
New York Liberty Development Corp.
Goldman Sachs Headquarters	5.250	10/01/35	3,500,000	3,414,880
New York State Dormitory Authority
College & University Revenue, Series B	7.500	05/15/11	145,000	147,155
New York State Dormitory Authority
Income Tax Revenue, Series A	5.000	02/15/39	2,500,000	2,448,325
New York State Dormitory Authority
State University Education Facilities, Series A	5.500	05/15/19	1,000,000	1,128,350

4

John Hancock Tax-Free Bond Fund
As of 2-28-11 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

New York (continued)

New York State Housing Finance Agency
College & University Revenue, Escrowed to Maturity, Series
A	8.000	05/01/11	$245,000	$247,837
Port Authority of New York & New Jersey
144th Construction Project	5.000	10/01/29	3,500,000	3,552,675
Port Authority of New York & New Jersey
5th Installment Special Project AMT	6.750	10/01/19	8,700,000	8,032,101
Triborough Bridge & Tunnel Authority
Highway Revenue Tolls	5.000	11/15/33	6,025,000	6,035,423
Westchester Tobacco Asset Securitization Corp.
Public Improvements, Prerefunded to 7-15-17	6.950	07/15/39	2,000,000	2,564,400

Ohio 0.95%				4,310,931

Buckeye Ohio Tobacco Settlement Financing Authority,
Series A-2	5.125	06/01/24	4,325,000	3,232,851
Ohio Air Quality Development Authority
FirstEnergy Solutions Corp., Series C AMT (P)	7.250	11/01/32	1,000,000	1,078,080

Oklahoma 0.89%				4,035,480

Grand River Dam Authority, Series A	5.250	06/01/40	2,000,000	1,990,940
Tulsa Municipal Airport Trust Trustees, Series A AMT (P)	7.750	06/01/35	2,000,000	2,044,540

Oregon 1.50%				6,762,594

Clackamas County School District No. 12, Series B
(Zero Coupon Steps up to 5.000% on 6-15-11) (D)	Zero	06/15/28	5,630,000	5,691,029
Western Generation Agency
Wauna Cogeneration Project, Series B AMT	5.000	01/01/14	1,100,000	1,071,565

Pennsylvania 3.81%				17,238,024

Allegheny County Hospital Development Authority
West Penn Health Systems, Series A	5.000	11/15/28	3,500,000	2,364,110
Allegheny County Redevelopment Authority
Pittsburgh Mills Project	5.600	07/01/23	1,000,000	897,660
Carbon County Industrial Development Authority
Panther Creek Partners Project AMT	6.700	05/01/12	4,960,000	4,931,629
Luzerne County Industrial Development Authority
Amern Water Company	5.500	12/01/39	1,000,000	960,870
Pennsylvania Turnpike Commission, Series C	Zero	12/01/38	4,000,000	710,360
Philadelphia Authority for Industrial Development
Commerical Development AMT	7.750	12/01/17	3,250,000	3,251,755
Philadelphia School District, Series E	6.000	09/01/38	4,000,000	4,121,640

Puerto Rico 4.82%				21,778,813

Commonwealth of Puerto Rico
Income Tax Revenue (D)(P)	11.104	07/01/11	4,900,000	5,062,288
Puerto Rico Aqueduct & Sewer Authority
Water Revenue (D)	6.000	07/01/11	200,000	203,890
Puerto Rico Aqueduct & Sewer Authority
Water Revenue (D)(P)	11.227	07/01/11	3,300,000	3,428,370
Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series XX	5.250	07/01/40	2,500,000	2,171,525
Puerto Rico Public Buildings Authority
Government Facilities, Series P (D)	6.750	07/01/36	3,000,000	3,173,880
Puerto Rico Sales Tax Financing Authority
Sales Tax Revenue, Series A (Zero Coupon Steps up to
6.750% on 8-1-16)	Zero	08/01/32	4,000,000	3,234,960

5

John Hancock Tax-Free Bond Fund
As of 2-28-11 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Puerto Rico (continued)

Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series C	5.250	08/01/41	$5,000,000	$4,503,900

Rhode Island 0.18%				831,591

Town of Tiverton
Mount Hope Bay Village, Series A	6.875	05/01/22	900,000	831,591

South Carolina 3.87%				17,492,565

Richland County
International Paper Company AMT	6.100	04/01/23	3,325,000	3,333,745
South Carolina State Public Service Authority
Santee Cooper, Series A	5.500	01/01/38	6,000,000	6,219,780
South Carolina State Public Service Authority
Santee Cooper, Series E	5.000	01/01/40	8,000,000	7,939,040

South Dakota 1.10%				4,959,550

Educational Enhancement Funding Corp., Series B	6.500	06/01/32	5,000,000	4,959,550

Texas 8.50%				38,394,480

Bexar County Health Facilities Development Corp.
Army Retirement Residence Project, Prerefunded to 7-1-12	6.300	07/01/32	1,000,000	1,080,170
Brazos River Authority
TXU Energy Company, Series A AMT	8.250	10/01/30	2,000,000	639,980
City of San Antonio
Electric & Gas, Series A	5.000	02/01/34	4,330,000	4,374,989
Dallas Waterworks & Sewer System Revenue	5.000	10/01/35	5,000,000	5,052,950
Harris County
Highway Revenue Tolls, Series C	5.000	08/15/49	5,000,000	4,732,050
Houston Independent School District Public Financing Corp.
Cesar Chavez Project, Series A (D)	Zero	09/15/16	900,000	753,111
Lower Colorado River Authority	5.625	05/15/39	4,000,000	4,034,960
Lower Colorado River Authority
Electric, Power & Light Revenues	5.000	05/15/40	5,000,000	4,686,400
Mission Economic Development Corp.
Allied Waste, Inc. Project, Series A AMT	5.200	04/01/18	1,000,000	1,015,470
North Texas Tollway Authority
Highway Revenue Tolls, Series K-2	6.000	01/01/38	3,250,000	3,228,258
North Texas Tollway Authority, Series A	6.000	01/01/25	3,000,000	3,139,950
Texas Municipal Power Agency Revenue	5.000	09/01/40	6,000,000	5,656,192

Utah 0.16%				714,826

Salt Lake City
IHC Hospital, Inc., Escrowed to Maturity, Series A	8.125	05/15/15	635,000	714,826

Washington 0.41%				1,867,755

Washington Public Power Supply Systems
Electric, Power & Light Revenues, Series B	7.125	07/01/16	1,500,000	1,867,755

Wisconsin 0.47%				2,109,100

State of Wisconsin
Series A	5.750	05/01/33	2,000,000	2,109,100

Wyoming 0.69%				3,108,690

Campbell County Solid Waste Facilites Revenue
Basin Electric Power Company, Series A	5.750	07/15/39	3,000,000	3,108,690

6

John Hancock Tax-Free Bond Fund
As of 2-28-11 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value
Other 0.69%				$3,151,920

Charter MAC Equity Issuer Trust, Series A-4-1 (S)	5.750	05/15/15	$3,000,000	3,151,920

Short-Term Investments 0.60%				$2,702,000
(Cost $2,702,000)

			Par value	Value
Repurchase Agreement 0.60%				2,702,000

Repurchase Agreement with State Street Corp. dated 2-28-11 at
0.010% to be repurchased at $2,702,001 on 3-1-11, collateralized by
$2,750,000 Federal Home Loan Mortgage Corp., 1.250% due 9-30-
13 (valued at $2,760,313, including interest)			2,702,000	2,702,000

Total investments (Cost $430,049,920)† 98.97%				$447,220,824

Other assets and liabilities, net 1.03%				$4,636,805

Total net assets 100.00%				$451,857,629

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of the following companies:

Insurance coverage	As a % of total investments

Ambac Financial Group, Inc.	3.67%
Assured Guaranty Corp.	1.39%
Assured Guaranty Municipal Corp.	2.25%
CIFG Holding Ltd.	0.46%
Commonwealth Gtd.	0.71%
Financial Guaranty Insurance Corp.	1.22%
National Public Finance Guarantee Corp.	12.02%

(H) Non-income producing - Issuer is in default.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At 2-28-11, the aggregate cost of investment securities for federal income tax purposes was $427,319,556. Net unrealized appreciation aggregated $19,901,268, of which $31,511,397 related to appreciated investment securities and $11,610,129 related to depreciated investment securities.

7

John Hancock Tax-Free Bond Fund
As of 2-28-11 (Unaudited)

The portfolio had the following sector composition as a percentage of total net assets on 2-28-11:

General Obligation	3%
Revenue Bonds
Transportation	20%
Utilities	16%
Education	8%
Health Care	7%
Water & Sewer	7%
Development	6%
Tobacco	5%
Pollution	5%
Airport	4%
Facilities	1%
Other Revenue	16%
Short-Term Investments &
Other	2%

8

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2011, all investments are categorized as Level 2 under the hierarchy described above.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the nine month period ended February 28, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund.

520Q3 2/11
4/11

John Hancock
MUTUAL FUNDS

John Hancock High Yield Municipal Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

2.28.2011

High Yield Municipal Bond Fund
As of 2-28-11 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Municipal Bonds 97.74%				$245,993,651
(Cost $240,061,387)

Alabama 2.35%				5,923,920

Birmingham Special Care Facilities Financing Authority
Childrens Hospital	6.125	06/01/34	$2,000,000	2,027,560
Courtland Industrial Development Board
International Paper Company Project, Series A AMT	5.200	06/01/25	2,000,000	1,846,840
Selma Industrial Development Board
Gulf Opportunity Zone, Series A	6.250	11/01/33	2,000,000	2,049,520

Arizona 2.45%				6,155,960

Maricopa County Industrial Development Authority
Catholic Healthcare West, Series A	6.000	07/01/39	3,000,000	2,991,600
Maricopa County Pollution Control Corp.
El Paso Electric Company Project, Series B	7.250	04/01/40	2,000,000	2,170,260
Maricopa County Pollution Control Corp.
Public Service Palo Verde, Series A	6.250	01/01/38	1,000,000	994,100

California 8.22%				20,681,463

California State Public Works Board
Trustees California State University, Series D	6.250	04/01/34	1,000,000	1,013,850
California Statewide Communities Development Authority
Thomas Jefferson School of Law, Series A	7.250	10/01/38	1,000,000	1,004,820
Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls	Zero	01/15/36	4,000,000	528,200
Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity, Series A	Zero	01/01/18	7,950,000	6,590,550
Golden State Tobacco Securitization Corp., Series A-1	4.500	06/01/27	6,405,000	4,592,385
M-S-R Energy Authority
Natural Gas Revenue, Series A	6.500	11/01/39	1,500,000	1,553,640
M-S-R Energy Authority
Natural Gas Revenue, Series B	7.000	11/01/34	1,500,000	1,647,765
San Bernardino County
Medical Center Financial Project, Series B (D)	5.500	08/01/17	2,245,000	2,311,183
Southern California Public Power Authority
Natural Gas Revenue, Series A	5.250	11/01/26	1,500,000	1,439,070

Colorado 2.78%				6,991,598

Colorado Health Facilities Authority
Christian Living Community Project, Series A	9.000	01/01/34	750,000	787,988
Colorado Health Facilities Authority
Christian Living Community Project, Series A	5.750	01/01/26	1,000,000	884,380
Public Authority for Colorado Energy
Natural Gas Revenue	6.250	11/15/28	2,500,000	2,567,600
Regional Transportation District
Denver Transit Partners	6.000	01/15/41	3,000,000	2,751,630

Connecticut 0.61%				1,524,660

Hamden Facility Revenue
Whitney Center Project, Series A	7.750	01/01/43	1,500,000	1,524,660

Delaware 0.73%				1,842,290

County of Sussex De	6.000	10/01/40	1,000,000	973,630
Delaware Economic Development Authority
Indian River Power Authority	5.375	10/01/45	1,000,000	868,660

1

High Yield Municipal Bond Fund
As of 2-28-11 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

District of Columbia 1.33%				$3,356,852

Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series A	Zero	10/01/37	$4,000,000	617,680
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series B	Zero	10/01/39	4,600,000	617,182
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series C (Zero Coupon Steps up to
6.500% on 10-1-16) (D)	Zero	10/01/41	3,000,000	2,121,990

Florida 8.15%				20,514,107

Bonnet Creek Resort Community Development District	7.375	05/01/34	1,055,000	872,411
Bonnet Creek Resort Community Development District	7.250	05/01/18	1,445,000	1,316,713
Capital Projects Finance Authority
College & University Revenue, Series G	9.125	10/01/11	755,000	659,493
Capital Trust Agency Seminole Tribe Convention,
Prerefunded to 10-1-12, Series A (S)	8.950	10/01/33	1,000,000	1,145,100
Crossings at Fleming Island Community Development District
Recreation Facilities Improvements, Series C	7.100	05/01/30	1,000,000	959,520
Heritage Harbour North Community Development District	6.375	05/01/38	1,245,000	988,854
Live Oak Community Development District No: 1, Series A	6.300	05/01/34	1,000,000	992,660
Miami Beach Health Facilities Authority
Mt. Sinai Medical Center, Series A	6.125	11/15/11	200,000	201,432
Miami-Dade County Aviation Revenue
Miami International Airport, Series A	5.500	10/01/36	2,000,000	1,907,580
Miami-Dade County Aviation Revenue
Miami International Airport, Series A AMT (D)	5.000	10/01/38	2,000,000	1,632,680
Orlando Urban Community Development District
Electric Light & Power Improvements	6.250	05/01/34	1,000,000	828,420
Orlando Urban Community Development District
Electric Light & Power Improvements	6.000	05/01/20	595,000	535,387
Pensacola Airport Revenue AMT	6.000	10/01/28	2,000,000	2,038,900
Poinciana Community Development District
Sewer Improvements, Series A	7.125	05/01/31	1,180,000	1,142,500
South Kendall Community Development District, Series A	5.900	05/01/35	930,000	841,427
Tolomato Community Development District	6.650	05/01/40	1,000,000	669,560
Tolomato Community Development District No: 8	6.450	05/01/23	1,000,000	733,300
Village Community Development District	6.375	05/01/38	865,000	809,493
Village Community Development District No 8	6.125	05/01/39	1,000,000	904,170
Village Community Development District No: 5, Series A	6.500	05/01/33	1,320,000	1,334,507

Georgia 7.66%				19,283,381

Atlanta Tax Allocation
Eastside Project, Series B	5.600	01/01/30	1,500,000	1,383,435
Atlanta Water & Waste Water Revenue (D)	5.000	11/01/19	10,000,000	10,501,300
Atlanta Water & Waste Water Revenue, Series A	6.000	11/01/20	1,000,000	1,151,090
Atlanta Water & Waste Water Revenue, Series A	6.000	11/01/28	1,000,000	1,057,350
Clayton County Development Authority
Delta Air Lines AMT	9.000	06/01/35	1,000,000	1,068,590
Gainesville & Hall County Development Authority
ACTS Retirement-Life Communities, Inc., Series A-2	6.625	11/15/39	1,100,000	1,106,721
Marietta Development Authority
Life University, Inc. Project	7.000	06/15/30	1,500,000	1,443,105
Municipal Electric Authority of Georgia
Electric, Power & Light Revenues, Series D	5.500	01/01/26	1,500,000	1,571,790

2

High Yield Municipal Bond Fund
As of 2-28-11 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Guam 0.83%				$2,083,000

Guam Government, Series A	7.000	11/15/39	$2,000,000	2,083,000

Hawaii 0.44%				1,102,580

Hawaii State Department of Budget & Finance
15 Craigside Place Project, Series A	9.000	11/15/44	1,000,000	1,102,580

Illinois 3.65%				9,181,659

Chicago Tax Increment Revenue
Pilsen Redevelopment, Series B	6.750	06/01/22	2,000,000	1,995,040
Illinois Development Finance Authority, Series C1 (P)	5.950	08/15/26	1,000,000	988,040
Illinois Finance Authority
Navistar International Recover Facility	6.500	10/15/40	2,100,000	2,122,239
Illinois Finance Authority
Rush University Medical Center, Series A	7.250	11/01/38	2,000,000	2,122,720
Railsplitter Tobacco Settlement Authority	6.000	06/01/28	2,000,000	1,953,620

Indiana 0.71%				1,798,831

Crown Point Economic Development Revenue
Wittenberg Village Project, Series A	8.000	11/15/39	1,250,000	1,181,675
St. Joseph County
Holy Cross Village at Notre Dame Project, Series A	6.000	05/15/26	230,000	213,311
St. Joseph County
Holy Cross Village at Notre Dame Project, Series A	6.000	05/15/38	475,000	403,845

Iowa 0.47%				1,175,826

Altoona Urban Renewal Tax Increment Revenue	6.000	06/01/34	1,000,000	996,160
Iowa Finance Authority
Care Initiatives Project, Prerefunded to 7-11-11	9.250	07/01/25	170,000	179,666

Kansas 0.97%				2,431,665

Wyandotte County-Kansas City Unified Government
Sales Tax Revenue, Series B	Zero	06/01/21	4,500,000	2,431,665

Kentucky 1.16%				2,923,870

Kentucky Economic Development Finance Authority
Owensboro Medical Health System	6.500	03/01/45	2,000,000	1,898,080
Owen County Kentucky Waterworks System Revenue
Amern Water Company Project, Series A	6.250	06/01/39	1,000,000	1,025,790

Louisiana 2.95%				7,419,500

Louisiana Local Government Environmental Facilities
Westlake Chemical Corp. Projects	6.750	11/01/32	3,000,000	3,089,880
Louisiana Local Government Environmental Facilities
Westlake Chemical Corp., Seires A-2	6.500	11/01/35	2,000,000	2,033,920
St. John Baptist Parish Revenue
Marathon Oil Corp., Series A	5.125	06/01/37	2,500,000	2,295,700

Maryland 1.28%				3,221,730

Baltimore County
East Baltimore Research Park, Series A	7.000	09/01/38	1,000,000	958,910
Maryland Economic Development Corp.
Potomac Electric Power Company	6.200	09/01/22	2,000,000	2,262,820

Massachusetts 2.79%				7,031,213

Massachusetts Development Finance Agency
Dominion Energy Brayton Point AMT (P)	5.000	02/01/36	1,000,000	909,880

3

High Yield Municipal Bond Fund
As of 2-28-11 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Massachusetts (continued)

Massachusetts Development Finance Agency
Ogden Haverhill Project, Series B AMT	5.500	12/01/19	$1,700,000	$1,700,578
Massachusetts Health & Educational Facilities Authority
Civic Investments, Prerefunded to 12-15-12 Series B	9.200	12/15/31	2,500,000	2,912,250
Massachusetts State College Building Authority
College & University Revenue, Series A	5.500	05/01/49	1,500,000	1,508,505

Michigan 0.43%				1,070,860

Michigan Strategic Fund Ltd.
Dow Chemical Company, Series A-1 AMT (P)	6.750	12/01/28	1,000,000	1,070,860

Minnesota 0.73%				1,828,350

North Oak Senior Housing Revenue
Presbyterian Homes North Oaks	6.000	10/01/27	1,000,000	913,650
St Paul Housing & Redevelopment Authority
Carondelet Village Project, Series A	6.000	08/01/42	1,000,000	914,700

Mississippi 0.39%				981,280

Mississippi Business Finance Corp.
System Energy Resources, Inc. Project	5.875	04/01/22	1,000,000	981,280

Missouri 0.32%				813,472

St. Louis Airport Revenue
Lambert St. Louis International Airport	6.625	07/01/34	800,000	813,472

Nevada 0.33%				823,220

Sparks Tourism Improvement District No: 1
Sales Tax Revenue, Series A (S)	6.750	06/15/28	1,000,000	823,220

New Hampshire 0.98%				2,454,655

New Hampshire Business Finance Authority
Public Service Company Project, Series B AMT (D)	4.750	05/01/21	1,500,000	1,414,455
New Hampshire Business Finance Authority, Series A AMT (P)	6.875	12/01/29	1,000,000	1,040,200

New Jersey 3.94%				9,920,639

New Jersey Economic Development Authority
Continental Airlines, Inc. Project AMT	6.625	09/15/12	2,460,000	2,472,571
New Jersey Economic Development Authority
Continental Airlines, Inc. Project AMT	6.250	09/15/29	1,300,000	1,212,276
New Jersey Health Care Facilities Financing Authority
St. Peter's University Hospital , Series A	6.875	07/01/30	1,000,000	986,730
New Jersey State Educational Facilities Authority
University of Medical and Dentistry	7.500	12/01/32	1,000,000	1,098,680
Tobacco Settlement Financing Corp.
Prerefunded to 6-1-13	6.250	06/01/43	1,000,000	1,119,390
Tobacco Settlement Financing Corp., Series 1A	4.500	06/01/23	3,640,000	3,030,992

New Mexico 0.75%				1,889,660

Farmington Pollution Control
Electric, Power & Light Revenues	5.900	06/01/40	2,000,000	1,889,660

New York 7.33%				18,438,539

Brooklyn Arena Local Development Corp.
Barclays Center Project	6.375	07/15/43	1,000,000	986,290

4

High Yield Municipal Bond Fund
As of 2-28-11 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

New York (continued)

Chautauqua County Industrial Development Agency
Dunkirk Power Project	5.875	04/01/42	$1,350,000	$1,290,641
Long Island Power Authority
Electric, Power & Light Revenues, Series A	5.750	04/01/39	2,500,000	2,566,500
Long Island Power Authority
Electric, Power & Light Revenues, Series C (D)	5.250	09/01/29	1,475,000	1,524,590
New York City Industrial Development Agency
7 World Trade Center, Series A	6.250	03/01/15	1,500,000	1,499,985
New York City Industrial Development Agency
American Airlines-JFK Airport AMT	7.500	08/01/16	2,000,000	2,039,660
New York Liberty Development Corp.
Goldman Sachs Headquarters	5.250	10/01/35	4,250,000	4,146,640
Port Authority of New York & New Jersey
5th Installment Special Project AMT	6.750	10/01/19	555,000	512,393
Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000	12/01/42	4,000,000	3,871,840

North Carolina 0.45%				1,129,590

North Carolina Eastern Municipal Power Agency
Electric, Power & Light Revenues, Series C	6.750	01/01/24	1,000,000	1,129,590

Ohio 4.30%				10,831,988

Buckeye Ohio Tobacco Settlement Financing Authority, Series
A-2	5.875	06/01/30	4,500,000	3,235,050
Buckeye Ohio Tobacco Settlement Financing Authority, Series
A-2	5.125	06/01/24	2,865,000	2,141,530
Cleveland Ohio Airport Revenue
Continental Airlines, Inc. Project AMT	5.375	09/15/27	2,510,000	2,090,378
Hickory Chase Community Authority
Hickory Chase Project	7.000	12/01/38	1,000,000	651,950
Ohio Air Quality Development Authority
FirstEnergy Solutions Corp., Series A (P)	5.750	06/01/33	1,500,000	1,635,000
Ohio Air Quality Development Authority
FirstEnergy Solutions Corp., Series C AMT (P)	7.250	11/01/32	1,000,000	1,078,080

Oklahoma 0.93%				2,329,469

Tulsa Municipal Airport Trust
American Airlines Project	6.250	06/01/20	1,375,000	1,307,199
Tulsa Municipal Airport Trust, Series A AMT (P)	7.750	06/01/35	1,000,000	1,022,270

Oregon 0.61%				1,542,711

Western Generation Agency
Wauna Cogeneration Project, Series B AMT	5.000	01/01/14	1,105,000	1,076,436
Western Generation Agency
Wauna Cogeneration Project, Series B AMT	5.000	01/01/16	500,000	466,275

Pennsylvania 5.74%				14,437,215

Allegheny County Hospital Development Authority
West Penn Health Systems, Series A	5.000	11/15/28	1,000,000	675,460
Allegheny County Industrial Development Authority
Environmental Improvements	6.875	05/01/30	1,000,000	1,012,880
Allegheny County Industrial Development Authority
Environmental Improvements	5.500	11/01/16	1,000,000	1,014,210
Pennsylvania Economic Development Financing Authority
Allegheny Energy Supply Company	7.000	07/15/39	2,500,000	2,684,675

5

High Yield Municipal Bond Fund
As of 2-28-11 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Pennsylvania (continued)

Pennsylvania Economic Development Financing Authority
Philadelphia Biosolids Facility	6.250	01/01/32	$1,000,000	$1,007,320
Pennsylvania Turnpike Commission
Highway Revenue Tolls , Series E (Zero Coupon Steps up to
6.375% on 12-1-17)	Zero	12/01/38	5,000,000	3,361,450
Pennsylvania Turnpike Commission, Series C	Zero	12/01/38	4,000,000	710,360
Pennsylvania Turnpike Commission, Series C-2 (Zero Coupon
Steps up to 5.350% on 12-1-15)	Zero	12/01/30	3,000,000	2,151,480
Philadelphia Gas Waterworks Revenue	5.250	08/01/40	2,000,000	1,819,380

Puerto Rico 5.90%				14,858,725

Commonwealth of Puerto Rico, Series B	6.500	07/01/37	2,000,000	2,054,120
Puerto Rico Aqueduct & Sewer Authority
Water Revenue , Series A (Zero Coupon Steps up to 6.125%
on 7-1-11)	Zero	07/01/24	1,500,000	1,521,870
Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	6.000	07/01/38	1,000,000	933,940
Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series TT	5.000	07/01/32	1,250,000	1,104,675
Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series XX	5.250	07/01/40	3,000,000	2,605,830
Puerto Rico Electric Power Authority, Series WW	5.500	07/01/38	1,000,000	908,270
Puerto Rico Sales Tax Financing Authority
Sales Tax Revenue, Series A	5.750	08/01/37	1,500,000	1,481,850
Puerto Rico Sales Tax Financing Authority
Sales Tax Revenue, Series A (Zero Coupon Steps up to
6.750% on 8-1-16)	Zero	08/01/32	3,000,000	2,426,220
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A	Zero	08/01/33	5,000,000	1,155,600
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (D)	Zero	08/01/41	5,000,000	666,350

Rhode Island 0.18%				456,790

Tobacco Settlement Financing Corp., Series A	6.000	06/01/23	165,000	165,733
Town of Tiverton
Mount Hope Bay Village, Series A	6.875	05/01/22	315,000	291,057

South Carolina 0.13%				319,324

Lancaster County
Edenmoor Improvement District, Series A (H)	5.750	12/01/37	970,000	319,324

Tennessee 1.83%				4,616,103

Johnson City Health & Educational Facilities
Mountain States Health Alliance, Prerefunded to 7-1-12,
Series A	7.500	07/01/33	1,000,000	1,100,480
Tennessee Energy Acquisition Corp.
Natural Gas Revenue, Series C	5.000	02/01/25	3,720,000	3,515,623

Texas 10.18%				25,629,778

Bexar County Health Facilities Development Corp.
Army Retirement Residence Project, Prerefunded to 7-1-12	6.300	07/01/32	150,000	162,026
Brazos River Authority
TXU Energy Company, Series A AMT	7.700	04/01/33	2,500,000	775,000
Gulf Coast Industrial Development Authority
CITGO Petroleum Corp. AMT	8.000	04/01/28	2,100,000	2,114,322

6

High Yield Municipal Bond Fund
As of 2-28-11 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Texas (continued)

Gulf Coast Waste Disposal Authority
International Paper Company, Series A AMT	6.100	08/01/24	$1,500,000	$1,504,365
Harris County Health Facilities Development Corp.
Memorial Hermann Healthcare., Series B	7.250	12/01/35	1,000,000	1,082,950
Love Field Airport Modernization Corp.
Southwest Airlines Co. Porject	5.250	11/01/40	1,000,000	888,980
Mission Economic Development Corp.
Allied Waste, Inc. Project, Series A AMT	5.200	04/01/18	1,500,000	1,523,205
Mission Economic Development Corp.
Waste Management, Inc. Project AMT (P)	6.000	08/01/20	975,000	1,028,401
North Texas Tollway Authority	6.000	01/01/43	2,980,000	2,942,184
North Texas Tollway Authority
Highway Revenue Tolls, Series A	6.250	02/01/23	2,000,000	2,034,880
North Texas Tollway Authority
Highway Revenue Tolls, Series A	6.250	01/01/39	3,000,000	3,034,860
North Texas Tollway Authority
Highway Revenue Tolls, Series F	5.750	01/01/38	1,150,000	1,079,781
North Texas Tollway Authority
Highway Revenue Tolls, Series K-2	6.000	01/01/38	1,000,000	993,310
Tarrant County Cultural Education Facilities Finance Corp.
Air Force Retirement Facility	6.375	11/15/44	2,000,000	1,880,340
Texas Municipal Gas Acquisition & Supply Corp.
Natural Gas Revenue, Series D	6.250	12/15/26	3,500,000	3,606,184
Travis County Health Facilities Development Corp.
Westminster Manor	7.000	11/01/30	1,000,000	978,990

Virgin Islands 0.40%				1,007,420

Virgin Islands Public Finance Authority, Series A	6.750	10/01/37	1,000,000	1,007,420

Virginia 0.87%				2,195,180

Washington County Industrial Development Authority
Mountain States Health Alliance, Series C	7.750	07/01/38	2,000,000	2,195,180

Washington 0.41%				1,042,270

Washington Health Care Facilities Authority
Swedish Health Services, Series A	6.500	11/15/33	1,000,000	1,042,270

Wisconsin 0.30%				751,208

Wisconsin Health & Educational Facilities Authority
St. John’s Community, Inc., Series A	7.625	09/15/39	750,000	751,208

Wyoming 0.37%				938,990

Sweetwater County FMC Corp. Project AMT	5.600	12/01/35	1,000,000	938,990

Other 0.41%				1,042,110

Centerline Equity Issuer Trust (S)	6.000	05/15/19	1,000,000	1,042,110

Short-Term Investments 1.07%				$2,696,000

(Cost $2,696,000)

			Shares	Value

Repurchase Agreement 1.07%				2,696,000

Repurchase Agreement with State Street Corp. dated 2-28-11 at 0.010% to be repurchased at $2,696,001 on 3-1-11, collateralized by $2,740,000 Federal Home
Loan Mortgage Corp., 1.250% due 9-30-13 (valued at $2,750,275, including interest)			2,696,000	2,696,000

7

High Yield Municipal Bond Fund
As of 2-28-11 (Unaudited)

Total investments (Cost $242,757,387)† 98.81%	$248,689,651

Other assets and liabilities, net 1.19%	$2,989,031

Total net assets 100.00%	$251,678,682

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of the following companies:

Insurance coverage	As a % of total investments

Assured Guaranty Corp.	0.85%
Assured Guaranty Municipal Corp.	4.13%
CIFG Holding Ltd.	1.27%
National Public Finance Guarantee Corp.	1.77%

(H) Non-income producing - Issuer is in default.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At 2-28-11, the aggregate cost of investment securities for federal income tax purposes was $241,130,927. Net unrealized appreciation aggregated $7,558,724, of which $15,337,049 related to appreciated investment securities and $7,778,325 related to depreciated investment securities.

8

High Yield Municipal Bond Fund
As of 2-28-11 (Unaudited)

The portfolio had the following sector composition as a percentage of total net assets on 2-28-11:

General Obligation Bonds	2%
Revenue Bonds
Development	18%
Pollution	12%
Transportation	11%
Health Care	10%
Tobacco	6%
Airport	6%
Water & Sewer	6%
Utilities	6%
Education	3%
Facilities	1%
Other Revenue	17%
Short-Term Investments & Other	2%

9

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2011, all investments are categorized as Level 2 under the hierarchy described above.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the nine month period ended February 28, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. and foreign fixed-income securities rated below investment grade. Investments in high yield securities involve greater degrees of credit and market risk than investments in higher rated securities and tend to be more sensitive to market conditions.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund.

590Q3 2/11
4/11

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: April 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: April 19, 2011

By: /s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: April 19, 2011